Cover Page	3 Months Ended
Mar. 31, 2023
Document Information [Line Items]
Document Type	S-4/A
Amendment Flag	true
Entity Registrant Name	Worldwide Webb Acquisition Corp.
Entity Central Index Key	0001853044
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Tax Identification Number	98-1587626
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	770 E Technology Way F13-16
Entity Address, City or Town	Orem
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84097
City Area Code	415
Local Phone Number	629-9066
Amendment Description	The registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	770 E Technology Way F13-16
Entity Address, City or Town	Orem
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84097
City Area Code	415
Local Phone Number	629-9066